Related Parties - Amount of Transactions with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Sales revenue	¥ 1,067,321	¥ 1,146,557	¥ 1,073,662
Purchase	1,682,181	1,370,387	1,166,044
Affiliates [member]
Disclosure of transactions between related parties [line items]
Sales revenue	125,318	93,187	87,742
Purchase	1,443,840	1,176,066	1,015,921
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales revenue	942,003	1,053,370	985,920
Purchase	¥ 238,341	¥ 194,321	¥ 150,123